COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 were as follows:

Year ending December 31,
2012	840,178
2013	894,197
2014	914,546
2015	913,670
2016	890,850
Thereafter	5,676,614

Total	10,130,055

(b)	Purchase Commitments

As of December 31, 2011, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB110,472, which is expected to be incurred within one year.

(c)	Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.